Trade Receivables - Summary of Evolution of the Provision for Doubtful Trade Receivables (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current [member]
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Balance at beginning of the fiscal year	$ 6,580	$ 2,776	$ 1,323
Modification of balance at beginning of the fiscal year			425
Balance at beginning of the fiscal year	6,580	2,776	1,748
Increases charged to expenses	10,818	3,891	444
Decreases charged to income	(729)	(707)	(91)
Amounts incurred due to utilization		(112)
Translation differences	715	847	607
Result from net monetary position	(232)	(103)	92
Reclassifications	(6,633)	(12)	(24)
Balance at end of period	10,519	$ 6,580	$ 2,776
Non current [member]
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Increases charged to expenses	2,228
Reclassifications	6,633
Balance at end of period	$ 8,861